Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization	REVERSE RECAPITALIZATION
On July 22, 2021, in connection with the Merger, the Company raised gross proceeds of $640.1 million, including the contribution of $345.1 million of cash held in Gores’ trust account from its initial public offering and an aggregate purchase price of $295.0 million in a private placement pursuant to the subscription agreements (“Private Investment in Public Equity” or “PIPE) at $10.00 per share of Gores’ Class A common stock. The Company paid $0.9 million to Gores’ stockholders who redeemed Gores’ Class A common stock immediately prior to the Closing. The Company and Gores incurred $10.0 million and $26.3 million transaction costs, respectively. The total transaction cost was $36.3 million, consisting of underwriting, legal, and other professional fees, of which $35.7 million was recorded to additional paid-in
capital as a reduction of proceeds and the remaining $0.6 million was expensed immediately upon the Closing. The aggregate consideration paid to Legacy Matterport stockholders in connection with the Merger (excluding any potential
Earn-Out
Shares), was 218,875,000 shares of the Company Class A common stock, par value $0.0001 per share. The Per Share Matterport Stock Consideration was equal to approximately 4.1193 (the “Exchange Ratio”).
The following transactions were completed concurrently upon the Closing:

•	Immediately prior to the Closing, 52,236 shares Series D redeemable convertible preferred stock of Legacy Matterport were issued to a customer of Legacy Matterport.

•	each issued and outstanding share of Legacy Matterport preferred stock was canceled and converted into the right to receive a total of 126,460,926 shares of the Matterport Class A common stock;

•	each Legacy Matterport warrant was exercised in full in exchange for the issuance of 1,038,444 shares of Matterport Class A common stock to the holder of such Matterport Warrant;

•
each issued and outstanding share of Legacy Matterport common stock (including the items mentioned in above points) was canceled and converted into the right to receive an aggregate number of shares of Class A common stock equal to the Per Share Matterport Stock Consideration;

•
each outstanding vested and unvested Legacy Matterport common stock option was converted into a rollover option, exercisable for shares of Matterport Class A common stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Per Share Matterport Stock Consideration; and

•
each outstanding and unvested Legacy Matterport RSU was converted into a rollover RSU for shares of Matterport Class A common stock with the same terms except for the number of shares, which were adjusted using the Per Share Matterport Stock Consideration

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Gores was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on holders of Matterport capital stock comprising a relative majority of the voting power of the combined entity upon consummation of the Merger and having the ability to nominate the majority of the governing body of the combined entity, Matterport’s senior management comprising the senior management of the combined entity, and Matterport’s operations comprising the ongoing operations of the combined entity. Accordingly, for accounting purposes, the financial statements of the combined entity upon consummation of the Merger represented a continuation of the financial statements of Matterport with the Merger being treated as the equivalent of Matterport issuing stock for the net assets of Gores, accompanied by a recapitalization. The net assets of Gores were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger were presented as those of Matterport in this prospectus. All periods prior to the Merger have been retroactively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization.

The number of shares of Class A common stock issued immediately following the consummation of the Merger was as follows (shares are in thousands):

Shares
Legacy Matterport Stockholders (1)	169,425
Public Stockholders of Gores	34,406
Initial Stockholders (defined below) of Class F Stock (2)	8,625
PIPE Investors (3)	29,500

Total	241,956

(1)
Excludes 23,460,000 shares of Class A common stock issuable in earn-out
arrangement as they are not issuable until 180 days after the Closing and are contingently issuable based upon the triggering events that have not yet been achieved.

(2)
Represents shares of Class A common stock issued into which shares of Class F common stock of the Company (“Class F Stock”) were converted upon the consummation of the Merger. Excludes 4,079,000 shares of Class A Stock purchased under the Sponsor Subscription Agreement and excludes 15,000 shares of Class A Stock purchased by the Initial Stockholders (excluding the Sponsor) in the PIPE Investment. Gores Holdings VI Sponsor, LLC, a Delaware limited liability company , Mr. Randall Bort, Ms. Elizabeth Marcellino and Ms. Nancy Tellem, Gores’ independent directors, are collectively noted as “Initial Stockholders”.

(3)
Includes the Initial Stockholders’ ownership of 4,079,000 shares of Class A Stock purchased under the Sponsor Subscription Agreement and includes 15,000 shares of Class A Stock purchased by the Initial Stockholders (excluding the Sponsor) in the PIPE Investment.